CONSOLIDATED STATEMENT OF INCOME - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Interest Income	$ 290,169,845	$ 252,646,201	$ 268,180,196
Interest Expense	(180,892,307)	(136,851,353)	(196,607,638)
Net Income from Interest	109,277,538	115,794,848	71,572,558
Fee Income	70,404,705	69,285,301	72,220,641
Fee related Expenses	(12,615,126)	(14,229,647)	(14,510,769)
Net Fee Income	57,789,579	55,055,654	57,709,872
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	95,609,835	104,619,587	149,660,888
Income from Derecognition of Assets Measured at Amortized Cost	16,531	(4,723)	451,016
Exchange rate differences on gold and foreign currency	4,494,719	10,637,532	17,858,586
Other Operating Income	35,836,233	33,694,144	43,529,669
Income from Insurance Business	7,349,946	8,137,763	7,272,216
Expected credit loss allowance	(23,262,581)	(52,874,223)	(45,281,832)
Net Operating Income	287,111,800	275,060,582	302,772,973
Personnel Expenses	(46,444,271)	(48,037,327)	(50,240,863)
Administrative Expenses	(45,203,534)	(46,960,750)	(50,142,274)
Depreciation and Impairment of Assets	(14,497,482)	(12,504,437)	(10,407,340)
Other Operating Expenses	(53,834,069)	(46,132,615)	(52,954,579)
Loss on net monetary position	(79,501,926)	(51,354,448)	(56,513,335)
Operating Income	47,630,518	70,071,005	82,514,582
Share of profit from Associates and Joint Ventures	(129,152)	(188,757)
Income before Taxes from Continuing Operations	47,501,366	69,882,248	82,514,582
Income Tax from Continuing Operations	(16,406,959)	(31,373,771)	(33,568,004)
Net Income from Continuing Operations	31,094,407	38,508,477	48,946,578
Net Income for the Year	31,094,407	38,508,477	48,946,578
Net Income for the Year Attributable to parent company´s owners	31,094,407	37,993,605	48,718,493
Net Income for the Year Attributable to Non-controlling Interests		514,872	228,085
Earnings per Share
Net Income Attributable to parent company´s owners	31,094,407	37,993,605	48,718,493
Net Income Attributable to parent company´s owners Adjusted by dilution effects	$ 31,094,407	$ 37,993,605	$ 48,718,493
Weighted-Average of Ordinary Shares Outstanding for the Year	1,474,692	1,442,740	1,426,765
Diluted Weighted-Average of Ordinary Shares Outstanding for the Year	1,474,692	1,442,740	1,426,765
Basic Earnings per Share	$ 21.09	$ 26.33	$ 34.15
Diluted Earnings per Share	$ 21.09	$ 26.33	$ 34.15